Contributed Equity - Summary of Unlisted Options (Detail)	12 Months Ended
	Jun. 30, 2019 $ / shares
Disclosure of classes of share capital [line items]
Number	745,112,401
Unlisted Options Expired on August 4, 2020 [member]
Disclosure of classes of share capital [line items]
Expiration Date	Aug. 04, 2020
Exercise Price	$ 0.0237
Number	371,445,231
Unlisted Options Expired on October 30, 2020 [member]
Disclosure of classes of share capital [line items]
Expiration Date	Oct. 30, 2020
Exercise Price	$ 0.0570
Number	793,103
Unlisted Options Expired on March 7, 2021 [member]
Disclosure of classes of share capital [line items]
Expiration Date	Mar. 07, 2021
Exercise Price	$ 0.0400
Number	1,026,272
Unlisted Options Expired on August 4, 2025 [member]
Disclosure of classes of share capital [line items]
Expiration Date	Aug. 04, 2025
Exercise Price	$ 0.0250
Number	8,475,995
Unlisted Options Expired on January 5, 2023 [member]
Disclosure of classes of share capital [line items]
Expiration Date	Jan. 05, 2023
Exercise Price	$ 0.0250
Number	155,371,800	[1]
Unlisted Options Expired on February 12, 2022 [member]
Disclosure of classes of share capital [line items]
Expiration Date	Feb. 12, 2022
Exercise Price	$ 0.0250
Number	208,000,000	[1]

[1]	1 American Depository Shares (ADS) listed on NASDAQ equals 100 ordinary shares listed on ASX thus the number of warrants on issue has been grossed up and the exercise price adjusted accordingly in the above table to be comparable.